Noncontrolling Interests (Redeemable Preferred Units) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified			3 Months Ended	12 Months Ended											3 Months Ended		12 Months Ended						12 Months Ended
	Aug. 13, 2008	Dec. 31, 2013 Noncontrolling Interests [Member]	Mar. 31, 2014 Series Two Preferred Units [Member]	Dec. 31, 2013 Series Two Preferred Units [Member]	Dec. 31, 2012 Series Two Preferred Units [Member]	Dec. 31, 2013 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	Nov. 15, 2013 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	Aug. 15, 2013 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	May 15, 2013 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	Feb. 15, 2013 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	Dec. 31, 2012 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	Dec. 31, 2011 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	Dec. 31, 2010 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	Dec. 31, 2009 Series Two Preferred Units [Member] Noncontrolling Interests [Member]	Mar. 31, 2014 Series Four Preferred Units [Member]	Aug. 29, 2013 Series Four Preferred Units [Member]	Dec. 31, 2013 Series Four Preferred Units [Member] Noncontrolling Interests [Member]	Nov. 15, 2013 Series Four Preferred Units [Member] Noncontrolling Interests [Member]	Aug. 29, 2013 Series Four Preferred Units [Member] Noncontrolling Interests [Member] D	Aug. 15, 2013 Series Four Preferred Units [Member] Noncontrolling Interests [Member]	May 15, 2013 Series Four Preferred Units [Member] Noncontrolling Interests [Member]	Feb. 15, 2013 Series Four Preferred Units [Member] Noncontrolling Interests [Member]	Dec. 31, 2013 OP Units [Member]	Dec. 31, 2012 OP Units [Member]	Dec. 31, 2013 Redemption Year Two Thousand Fourteen [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Series Two Preferred Units (in shares)		666,116				666,116
Liquidation preference percentage						6.00%
Operating Units liquidation preference (in dollars per share)						$ 38.10
OP Units for each Preferred Unit (in shares)			1.312336			1.312336
Dates Series Two Preferred holders can require Operating Partnership to redeem their units for cash																									May 12, 2014
Number of holders exercising redemption rights						0					0	0	0	0
Units converted (in shares)				329,881	117,047																		432,914	153,605
Distributions to Series Two Preferred Units (in dollars per share)							$ 0.85302	$ 0.85302	$ 0.85302	$ 0.85302								$ 0.25		$ 0.25	$ 0.25	$ 0.25
Value of Series Two Preferred Units assuming conversion																							$ 87.7
Closing price of common stock (in dollars per share)	$ 97.98																						$ 100.37
Series Four Preferred Units		360,126
Preferred Units Liquidation Preference			$ 50.00			$ 50.00									$ 50.00	$ 50.00	$ 50.00
First opportunity to redeem Series Four Preferred Units (in days)																			30
Series Four Preferred Units Annual Dividend Payable Rate															2.00%		2.00%
Series Four Preferred Units Redeemed																861,400